Average Annual Total Returns	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund S&P 500® Index One Year	Prospectus #1 Eaton Vance Growth Fund S&P 500® Index Five Years	Prospectus #1 Eaton Vance Growth Fund S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index One Year	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Five Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A One Year	Prospectus #1 Eaton Vance Growth Fund Class A Five Years	Prospectus #1 Eaton Vance Growth Fund Class A Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Growth Fund Class C One Year	Prospectus #1 Eaton Vance Growth Fund Class C Five Years	Prospectus #1 Eaton Vance Growth Fund Class C Ten Years	Prospectus #1 Eaton Vance Growth Fund Class I One Year	Prospectus #1 Eaton Vance Growth Fund Class I Five Years	Prospectus #1 Eaton Vance Growth Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund Class R One Year	Prospectus #1 Eaton Vance Growth Fund Class R Five Years	Prospectus #1 Eaton Vance Growth Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 3000® Index One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 3000® Index Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 3000® Index Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 3000® Index One Year	Prospectus #1 Eaton Vance Small-Cap Fund Russell 3000® Index Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 3000® Index Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index One Year	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R Ten Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg US Aggregate Bond Index One Year	Prospectus #2 Eaton Vance Balanced Fund Bloomberg US Aggregate Bond Index Five Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg US Aggregate Bond Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund Blended Index One Year		Prospectus #2 Eaton Vance Balanced Fund Blended Index Five Years		Prospectus #2 Eaton Vance Balanced Fund Blended Index Ten Years		Prospectus #2 Eaton Vance Balanced Fund Class A One Year	Prospectus #2 Eaton Vance Balanced Fund Class A Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class C One Year	Prospectus #2 Eaton Vance Balanced Fund Class C Five Years	Prospectus #2 Eaton Vance Balanced Fund Class C Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class I One Year	Prospectus #2 Eaton Vance Balanced Fund Class I Five Years	Prospectus #2 Eaton Vance Balanced Fund Class I Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R One Year	Prospectus #2 Eaton Vance Balanced Fund Class R Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R Inception Date	Prospectus #2 Eaton Vance Balanced Fund Class R6 One Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Inception Date	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index One Year	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Five Years	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A One Year	Prospectus #3 Eaton Vance Greater India Fund Class A Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class C One Year	Prospectus #3 Eaton Vance Greater India Fund Class C Five Years	Prospectus #3 Eaton Vance Greater India Fund Class C Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class I One Year	Prospectus #3 Eaton Vance Greater India Fund Class I Five Years	Prospectus #3 Eaton Vance Greater India Fund Class I Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Aggregate Bond Index One Year	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Aggregate Bond Index Five Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Aggregate Bond Index Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Universal Index One Year	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Universal Index Five Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Universal Index Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class I One Year	Prospectus #4 Eaton Vance Core Bond Fund Class I Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class I Ten Years
Total	25.02%	14.51%	13.09%	17.61%	11.03%	10.60%	8.53%	8.75%	9.67%	6.37%	6.71%	7.59%	6.03%	6.79%	7.43%	12.67%	9.10%	9.61%	12.42%	8.05%	8.37%	25.02%	14.51%	13.09%	33.36%	18.94%	16.76%	25.50%	14.89%	13.65%	23.57%	13.15%	12.03%	16.53%	11.79%	11.03%	30.46%	15.28%	13.58%	30.85%	14.75%	12.96%	29.95%	14.01%	12.30%	23.81%	13.85%	12.53%	14.37%	8.67%	8.48%	5.65%	7.09%	7.80%	4.47%	6.13%	6.62%	3.91%	5.52%	6.07%	9.68%	7.45%	7.73%	10.45%	7.49%	7.41%	10.07%	7.08%	6.99%	10.48%	7.54%	7.47%	11.54%	7.40%	7.81%	23.81%	13.85%	12.53%	6.07%	6.36%	8.10%	5.43%	5.32%	6.06%	4.05%	4.88%	5.97%	10.06%	6.71%	8.03%	11.56%	6.80%	7.05%	10.91%	6.19%	6.31%	25.02%	14.51%	13.09%	1.25%	(0.33%)	1.35%	15.04%	[1]	8.66%	[1]	8.51%	[1]	13.18%	7.61%	7.70%	11.41%	6.35%	6.42%	8.58%	5.78%	5.86%	17.63%	7.97%	7.65%	19.74%	9.04%	8.56%	19.16%	8.52%	8.06%	May 02, 2016	19.79%	9.09%	8.60%	May 02, 2016	11.22%	12.51%	8.72%	11.34%	9.78%	8.14%	11.05%	8.89%	7.45%	8.19%	8.38%	6.86%	15.62%	10.19%	8.12%	17.77%	11.43%	9.10%	1.25%	(0.33%)	1.35%	2.04%	0.06%	1.73%	(0.59%)	(0.26%)	1.30%	(2.21%)	(1.68%)	(0.01%)	(0.36%)	(0.72%)	0.46%	2.90%	0.65%	1.89%

[1]	The blended index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.